Document and Entity Information	Dec. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001681459
Document Type	8-K
Document Period End Date	Dec. 13, 2023
Entity Registrant Name	TechnipFMC plc
Entity Incorporation State Country Code	X0
Entity File Number	001-37983
Entity Tax Identification Number	98-1283037
Entity Address, Address Line One	One Subsea Lane
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77044
City Area Code	1 281
Local Phone Number	591-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, $1.00 par value per share
Trading Symbol	FTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false